Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Hanwha Aerospace Co. Ltd.	175,037	$39,368,190
Korea Aerospace Industries Ltd.	439,206	18,454,680
		57,822,870
Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	229,442	20,286,531
Automobile Components — 1.8%
Hankook Tire & Technology Co. Ltd.	493,499	13,375,733
Hyundai Mobis Co. Ltd.	328,852	56,629,385
		70,005,118
Automobiles — 5.1%
Hyundai Motor Co.	725,632	114,369,865
Kia Corp.	1,287,549	86,217,951
		200,587,816
Banks — 9.5%
Hana Financial Group Inc.	1,554,092	69,690,099
Industrial Bank of Korea	1,723,639	18,415,306
KakaoBank Corp.	941,304	15,127,301
KB Financial Group Inc.	1,982,078	136,892,191
Shinhan Financial Group Co. Ltd.	2,315,711	88,731,318
Woori Financial Group Inc.	3,521,984	42,288,013
		371,144,228
Biotechnology — 4.0%
Alteogen Inc.(a)	211,027	42,668,711
Celltrion Inc.	811,684	109,302,542
SK Bioscience Co. Ltd.(a)	178,968	6,061,163
		158,032,416
Broadline Retail — 0.0%
Lotte Shopping Co. Ltd.	1	41
Capital Markets — 0.9%
Korea Investment Holdings Co. Ltd.	269,796	14,496,160
Mirae Asset Securities Co. Ltd.(b)	1,723,347	10,607,713
NH Investment & Securities Co. Ltd.	979,367	9,387,930
		34,491,803
Chemicals — 2.2%
Enchem Co. Ltd.(a)	63,976	5,889,990
Kumho Petrochemical Co. Ltd.	126,253	8,976,278
LG Chem Ltd.	266,343	54,492,126
Lotte Chemical Corp.	148,217	6,877,681
SKC Co. Ltd.(a)	121,446	8,691,363
		84,927,438
Construction & Engineering — 0.3%
Samsung E&A Co. Ltd.(a)	1,046,527	13,507,944
Diversified Telecommunication Services — 0.3%
LG Uplus Corp.	1,507,290	12,543,471
Electric Utilities — 0.7%
Korea Electric Power Corp.(a)	1,511,010	26,268,947
Electrical Equipment — 5.9%
Doosan Enerbility Co. Ltd.(a)	2,403,025	36,693,197
Ecopro BM Co. Ltd.(a)(b)	258,179	25,165,705
Ecopro Co. Ltd.(a)(b)	520,523	28,534,268
Ecopro Materials Co. Ltd.(a)	97,827	5,984,324
HD Hyundai Electric Co. Ltd.	117,320	29,809,271
L&F Co. Ltd.(a)(b)	142,823	10,072,271
LG Energy Solution Ltd.(a)(b)	238,765	65,451,162
LS Electric Co. Ltd.	63,749	6,642,049
Security	Shares	Value
Electrical Equipment (continued)
POSCO Future M Co. Ltd.(b)	180,840	$22,438,240
		230,790,487
Electronic Equipment, Instruments & Components — 2.7%
LG Display Co. Ltd.(a)	1,967,217	13,447,181
LG Innotek Co. Ltd.	97,541	11,419,593
Samsung Electro-Mechanics Co. Ltd.	327,831	25,594,977
Samsung SDI Co. Ltd.	293,715	53,753,144
		104,214,895
Entertainment — 1.9%
HYBE Co. Ltd.(b)	117,138	16,411,365
Krafton Inc.(a)	156,911	35,264,700
NCSoft Corp.	93,408	15,959,076
Netmarble Corp.(a)(b)(c)	205,770	7,857,796
		75,492,937
Financial Services — 1.0%
Meritz Financial Group Inc.	531,800	39,025,374
Food Products — 0.6%
CJ CheilJedang Corp.	59,015	11,190,418
Orion Corp./Republic of Korea	163,559	12,070,016
		23,260,434
Health Care Equipment & Supplies — 0.9%
HLB Inc.(a)	678,285	35,195,568
Hotels, Restaurants & Leisure — 0.2%
Hanjin Kal Corp.	171,940	9,909,094
Household Durables — 1.4%
Coway Co. Ltd.	350,255	16,597,903
LG Electronics Inc.	597,254	38,604,389
		55,202,292
Industrial Conglomerates — 3.4%
GS Holdings Corp.	337,417	10,155,974
LG Corp.	543,360	29,290,036
Samsung C&T Corp.	492,721	42,261,391
SK Inc.	216,585	21,276,904
SK Square Co. Ltd.(a)	535,818	28,669,070
		131,653,375
Insurance — 2.7%
DB Insurance Co. Ltd.	276,394	21,684,621
Samsung Fire & Marine Insurance Co. Ltd.	171,253	48,450,448
Samsung Life Insurance Co. Ltd.	455,378	35,082,246
		105,217,315
Interactive Media & Services — 3.8%
Kakao Corp.	1,633,942	47,081,240
NAVER Corp.	697,021	103,755,551
		150,836,791
IT Services — 0.7%
Posco DX Co. Ltd.	330,812	5,007,719
Samsung SDS Co. Ltd.	226,859	23,961,564
		28,969,283
Life Sciences Tools & Services — 1.7%
Samsung Biologics Co. Ltd.(a)(c)	96,394	67,675,729
Machinery — 3.0%
Doosan Bobcat Inc.	390,634	10,941,249
Hanwha Ocean Co. Ltd.(a)	539,839	13,635,622
HD Hyundai Heavy Industries Co. Ltd.(a)	133,175	21,097,671
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	241,102	35,511,875
Hyundai Rotem Co. Ltd.	102,085	3,726,678

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI South Korea ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Samsung Heavy Industries Co. Ltd.(a)	3,778,059	$31,583,074
		116,496,169
Marine Transportation — 0.5%
HMM Co. Ltd.	1,412,546	18,201,848
Metals & Mining — 2.6%
Korea Zinc Co. Ltd.	30,762	26,183,298
POSCO Holdings Inc.	377,814	77,132,972
		103,316,270
Oil, Gas & Consumable Fuels — 1.5%
HD Hyundai Co. Ltd.	278,091	15,553,662
SK Innovation Co. Ltd.(a)	360,779	29,714,213
S-Oil Corp.	305,761	12,587,311
		57,855,186
Passenger Airlines — 0.5%
Korean Air Lines Co. Ltd.	1,125,346	20,985,501
Personal Care Products — 0.7%
Amorepacific Corp.	187,155	14,063,357
LG H&H Co. Ltd.	57,100	12,763,141
		26,826,498
Pharmaceuticals — 1.3%
Hanmi Pharm Co. Ltd.	45,915	8,998,155
SK Biopharmaceuticals Co. Ltd.(a)	185,534	13,805,759
Yuhan Corp.	324,344	26,917,462
		49,721,376
Semiconductors & Semiconductor Equipment — 8.8%
Hanmi Semiconductor Co. Ltd.	259,354	14,092,286
SK Hynix Inc.	2,826,506	330,003,918
		344,096,204
Technology Hardware, Storage & Peripherals — 22.5%
Samsung Electronics Co. Ltd.	22,423,804	881,775,653
Tobacco — 1.3%
KT&G Corp.	572,201	50,083,569
Trading Companies & Distributors — 0.3%
Posco International Corp.	316,882	10,770,301
Wireless Telecommunication Services — 0.4%
SK Telecom Co. Ltd.	321,518	14,154,291
Total Common Stocks — 97.1% (Cost: $2,238,984,809)		3,801,345,063
Security	Shares	Value
Preferred Stocks
Automobiles — 1.0%
Hyundai Motor Co.
Preference Shares, NVS	144,079	$16,285,717
Series 2, Preference Shares, NVS	211,088	24,357,625
		40,643,342
Chemicals — 0.2%
LG Chem Ltd., Preference Shares, NVS	60,115	8,214,505
Technology Hardware, Storage & Peripherals — 1.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,488,155	49,741,406
Total Preferred Stocks — 2.5% (Cost: $68,682,678)		98,599,253
Total Long-Term Investments — 99.6% (Cost: $2,307,667,487)		3,899,944,316
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	66,255,151	66,288,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	1,420,000	1,420,000
Total Short-Term Securities — 1.8% (Cost: $67,689,546)		67,708,278
Total Investments — 101.4% (Cost: $2,375,357,033)		3,967,652,594
Liabilities in Excess of Other Assets — (1.4)%		(53,000,845)
Net Assets — 100.0%		$3,914,651,749

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI South Korea ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,871,380	$—	$(82,573,659)(a)	$16,559	$(26,002)	$66,288,278	66,255,151	$667,559 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,360,000	—	(940,000)(a)	—	—	1,420,000	1,420,000	17,392	—
				$16,559	$(26,002)	$67,708,278		$684,951	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	162	12/12/24	$9,546	$(457,494)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$3,801,345,063	$—	$3,801,345,063
Preferred Stocks	—	98,599,253	—	98,599,253

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI South Korea ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$67,708,278	$—	$—	$67,708,278
	$67,708,278	$3,899,944,316	$—	$3,967,652,594
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(457,494)	$—	$(457,494)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares